Tax On Profit On Ordinary Activities (Tables)	12 Months Ended
Jun. 30, 2021
Income Taxes [Abstract]
Summary of analysis of charge/(credit) in the year
Analysis of charge / (credit) in the year

	2021 £’000	2020 £’000	2019 £’000
U.K. corporation tax based on the results for the year ended 30 June 2021 at 19% (2020 : 19%, 2019: 19%)	£3,634	£123	£4,636
Overseas tax	10,290	5,130	5,207
Current Tax	13,924	5,253	9,843
Deferred Tax	(3,010)	(1,407)	(3,750)
Total tax	£10,914	£3,846	£6,093

Reconciliation of the tax rate on group profits
Reconciliation of the tax rate on group profits

	2021		2020		2019
	£’000	%	£’000	%	£’000	%
Profit on ordinary activities before taxation	£54,355		£25,256		£30,100
Profit on ordinary activities at U.K. statutory rate	10,327	19.0	4,799	19.0	5,719	19.0
Differences in overseas tax rates	(1,150)	(2.1)	(912)	(3.6)	(922)	(3.1)
Impact of share-based compensation	897	1.6	400	1.6	288	1.0
Utilisation of previously unrecognised tax losses	—	—	(97)	(0.4)	—	—
Nontaxable gain on sale of subsidiary	—	—	(421)	(1.7)	—	—
Other permanent differences	200	0.4	63	0.2	632	2.1
Adjustments related to prior periods	(300)	(0.6)	(221)	(0.9)	164	0.5
Tax on unremitted earnings/withholding tax on dividends	852	1.6	399	1.6	212	0.7
Impact of rate change on deferred tax	88	0.2	(164)	(0.6)	—	—
Total	£10,914	20.1%	£3,846	15.2%	£6,093	20.2%

Summary of tax on items charged to equity and statement of comprehensive income
Tax on items charged to equity and statement of comprehensive income

	2021 £’000	2020 £’000	2019 £’000
Deferred tax - share-based compensation	£(3,270)	£(1,015)	£(4,077)
Current tax - share-based compensation	(6,639)	(2,821)	(2,159)
Total credit to equity and statement of comprehensive income	£(9,909)	£(3,836)	£(6,236)